Fees Summary	Mar. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 50,825,000.00
Total Fee Amount	7,018.93
Total Offset Amount	0.00
Net Fee	$ 7,018.93
Offering Table N/A
Offset Table N/A	N/A